Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
Schedule of composition of assets, grouped by major classification
	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Computers and electronic equipment	$1,807	$1,756
Land	263	263
Office furniture and equipment	152	166
Vehicles	146	201
Leasehold improvements	8	8
	2,376	2,394
Less - accumulated depreciation and amortization	1,878	1,803
	$498	$591